Commitments and Contingencies - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Other Commitments [Line Items]
Commitments and Contingencies
Commitments and Contingencies:
Government Contracting
The Company is subject to investigations and reviews relating to compliance with various laws and regulations. U.S. Government agencies, including the Defense Contract Audit Agency, or DCAA, and the Defense Contract Management Agency, or DCMA, routinely audit and review a contractor’s performance on government contracts; accounting, estimating, and other management internal control systems; indirect rates and pricing practices; and compliance with applicable contracting and procurement laws, regulations and standards, including U.S. Government Cost Accounting Standards.
In November 2013, DCMA issued a report that deemed the Company’s accounting system acceptable. Any future adverse audit findings or failure to obtain an “adequate” determination of the Company’s various accounting, estimating, and other management internal control systems from the responsible U.S. government agency could significantly and adversely affect its business, including its ability to bid on new contracts and its competitive position in the bidding process. The government may also decrement billings until cited deficiencies are corrected and a follow-up review has been performed by DCAA confirming corrective actions are adequate.
The DCAA has not completed audits of the Company’s incurred cost submissions for fiscal 2009 and subsequent fiscal years. The Company has recorded financial results subsequent to fiscal 2008 based upon costs that the Company believes will be approved upon final audit or review. If incurred cost audits result in adverse findings that exceed the Company’s estimates, it may have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.
Litigation
The Company is subject to investigations, audits and reviews relating to compliance with various laws and regulations with respect to its role as a contractor to agencies and departments of the U.S. Government, state, local, and foreign governments, and otherwise in connection with performing services in countries outside of the United States. Such matters can lead to criminal, civil or administrative proceedings and the Company could be faced with penalties, fines, payments or compensatory damages. Adverse findings could also have a material adverse effect on the Company because of its reliance on government contracts. The Company is subject to periodic audits by state, local, and foreign governments for taxes. The Company is also involved in various claims, arbitrations and lawsuits arising in the normal conduct of its business, including but not limited to bid protests, various employment litigation matters, contractual disputes and charges before administrative agencies. Although the Company can give no assurance, based upon its evaluation and taking into account the advice of legal counsel, the Company does not believe that the outcome of any such matter would likely have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Commitments and Contingencies:
Government Contracting
The Company is subject to investigations and reviews relating to compliance with various laws and regulations. U.S. Government agencies, including the Defense Contract Audit Agency, or DCAA, and the Defense Contract Management Agency, or DCMA, routinely audit and review a contractor’s performance on government contracts; accounting, estimating, and other management internal control systems; indirect rates and pricing practices; and compliance with applicable contracting and procurement laws, regulations and standards, including U.S. Government Cost Accounting Standards.
In November 2013, DCMA issued a report that deemed the Company’s accounting system acceptable. Any future adverse audit findings or failure to obtain an “adequate” determination of the Company’s various accounting, estimating, and other management internal control systems from the responsible U.S. government agency could significantly and adversely affect its business, including its ability to bid on new contracts and its competitive position in the bidding process. The government may also decrement billings until cited deficiencies are corrected and a follow-up review has been performed by DCAA confirming corrective actions are adequate.
The DCAA has not completed audits of the Company’s incurred cost submissions for fiscal 2009 and subsequent fiscal years. The Company has recorded financial results subsequent to fiscal 2008 based upon costs that the Company believes will be approved upon final audit or review. If incurred cost audits result in adverse findings that exceed the Company’s estimates, it may have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Leases
Net rent expense for the periods presented was as follows (in thousands):

	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014	Fiscal Year Ended June 30, 2015
Office space	$37,424	$32,203	$33,661
Sublease income	(4,158)	(4,161)	(2,288)
Furniture and equipment	556	504	441

Total	$33,822	$28,546	$31,814

The following table summarizes the Company’s future minimum rental commitments under noncancelable operating leases, primarily for office space, as of June 30, 2015 (in thousands):

	Rental Commitments (a)		Sublease Income	Net Commitment
Fiscal Year Ending June 30,
2016	$27,024	$	$(1,613)	$25,411
2017	21,480		(1,660)	19,820
2018	18,528		(1,592)	16,936
2019	15,996		(1,006)	14,990
2020	15,435		(1,047)	14,388
Thereafter	103,568		(3,905)	99,663

Total future minimum lease payments	$202,031		$(10,823)	$191,208

(a)
Includes approximately $5.0 million, $3.8 million, $2.8 million, $2.3 million, $2.0 million and $12.4 million of future cash payments for fiscal 2016, 2017, 2018, 2019, 2020 and thereafter, respectively, related to the underutilized space that the Company exited during fiscal 2012, 2013, 2014 and 2015 (see Note 12).

The Company leases all of its office facilities. Some of these leases include tenant improvement incentives, rent holidays, or rent escalation clauses. Certain lease commitments are subject to adjustment based on changes in the Consumer Price Index.
Litigation
The Company is subject to investigations, audits and reviews relating to compliance with various laws and regulations with respect to its role as a contractor to agencies and departments of the U.S. Government, state, local, and foreign governments, and otherwise in connection with performing services in countries outside of the United States. Such matters can lead to criminal, civil or administrative proceedings and the Company could be faced with penalties, fines, payments or compensatory damages. Adverse findings could also have a material adverse effect on the Company because of its reliance on government contracts. The Company is subject to periodic audits by state, local, and foreign governments for taxes. The Company is also involved in various claims, arbitrations and lawsuits arising in the normal conduct of its business, including but not limited to bid protests, various employment litigation matters, contractual disputes and charges before administrative agencies. Although the Company can give no assurance, based upon its evaluation and taking into account the advice of legal counsel, the Company does not believe that the outcome of any such matter would likely have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.